Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	Manager Directed Portfolios
Central Index Key	0001359057
Amendment Flag	false
Document Creation Date	Feb. 26, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	Feb. 28, 2019
Marmont Redwood International Equity Fund | Institutional Shares
Prospectus:
Trading Symbol	MRILX
Marmont Redwood International Equity Fund | Retail Shares
Prospectus:
Trading Symbol	MRIDX